UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	06/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--40.5%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria (Yankee)
0.30%, 7/6/10	250,000,000	250,000,000
Bank of Nova Scotia (Yankee)
0.30% - 0.35%, 8/9/10 - 8/16/10	350,000,000	350,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.35%, 7/13/10 - 7/28/10	350,000,000	350,000,000
Barclays Bank PLC (Yankee)
0.70%, 1/18/11	50,000,000	50,000,000
BNP Paribas (Yankee)
0.30% - 0.60%, 7/15/10 - 9/2/10	400,000,000	400,000,000
Citibank N.A.
0.35%, 8/25/10	300,000,000	300,000,000
Credit Agricole CIB (Yankee)
0.40% - 0.65%, 8/6/10 - 9/3/10	400,000,000	400,000,000
Natixis (Yankee)
0.34%, 7/7/10	400,000,000	400,000,000
Rabobank Nederland (Yankee)
0.30%, 7/7/10	200,000,000	200,000,000
Royal Bank of Scotland PLC (Yankee)
0.35% - 0.50%, 7/23/10 - 8/12/10	340,000,000	340,000,000
Societe Generale (Yankee)
0.30%, 7/14/10	400,000,000	400,000,000
UBS AG (Yankee)
0.32% - 0.38%, 7/12/10 - 7/22/10	300,000,000	300,000,000
Unicredit Bank AG (Yankee)
0.34%, 7/12/10	80,000,000	80,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,820,000,000)		3,820,000,000
Commercial Paper--7.2%
Deutsche Bank Financial LLC
0.30%, 8/11/10	150,000,000	149,948,750

General Electric Capital Corp.
0.30%, 8/23/10	100,000,000	99,955,833
General Electric Co.
0.08%, 7/1/10	300,000,000	300,000,000
Santander Central Hispano Finance (Delaware) Inc.
0.32%, 7/23/10	125,000,000	124,975,556
Total Commercial Paper
(cost $674,880,139)		674,880,139
Asset-Backed Commercial Paper--4.8%
Atlantis One Funding Corp.
0.04%, 7/1/10	200,000,000 a	200,000,000
CHARTA LLC
0.56%, 9/2/10	100,000,000 a	99,902,000
CIESCO LLC
0.31%, 8/25/10	150,000,000 a	149,928,958
Total Asset-Backed Commercial Paper
(cost $449,830,958)		449,830,958
Corporate Notes--6.1%
Bank of America Securities LLC
0.26%, 7/1/10	325,000,000	325,000,000
Credit Suisse
0.43%, 7/9/10	250,000,000 b	250,000,000
Total Corporate Notes
(cost $575,000,000)		575,000,000
Short-Term Bank Note--1.1%
Bank of America N.A.
0.31%, 7/12/10
(cost $100,000,000)	100,000,000	100,000,000
Time Deposits--18.1%
Allied Irish Banks (Grand Cayman)
0.65%, 7/1/10	200,000,000	200,000,000
Bank of Ireland (Dublin)
0.70%, 7/1/10	300,000,000	300,000,000
Commerzbank AG (Grand Cayman)
0.05%, 7/1/10	400,000,000	400,000,000
KBC Bank N.V. (Grand Cayman)
0.01%, 7/1/10	400,000,000	400,000,000

Swedbank AG (Grand Cayman)
0.10%, 7/1/10	400,000,000	400,000,000
Total Time Deposits
(cost $1,700,000,000)		1,700,000,000
U.S. Government Agencies--3.7%
Federal Home Loan Mortgage Corp.
0.28%, 7/16/10	250,000,000 b,c	250,000,000
Federal National Mortgage Association
0.20%, 7/6/10	100,000,000 c	99,997,222
Total U.S. Government Agencies
(cost $349,997,222)		349,997,222
Repurchase Agreements--18.5%
Barclays Capital, Inc.
0.01%-0.21%, dated 6/30/10, due 7/1/10 in the amount
of $543,000,429 (fully collateralized by $39,485,993
Federal Home Loan Corp., 0%-7%, due 10/25/37-3/25/44,
value $16,279,298, $442,842,745 Federal National
Mortgage Association, 0%-8%, due 10/15/15-7/25/44,
value $34,720,703 and $481,600,800 U.S. Treasury
Notes, 3%-3.38%, due 9/30/16-11/15/19, value
$502,860,039)	543,000,000	543,000,000
Credit Suisse Securities LLC
0.05%, dated 6/30/10, due 7/1/10 in the amount of
$350,000,486 (fully collateralized by $4,835,000
Federal Home Loan Bank, 0%, due 9/2/10, value
$4,833,549, $164,320,000 Federal Home Loan Mortgage
Corp., 0%, due 12/27/10, value $164,122,813,
$179,925,000 Federal National Mortgage Association,
0%, due 7/2/10-4/29/11, value $179,855,728,
$6,390,000 Inter-American Development Bank,
1.50%-3.50%, due 6/23/11-3/15/13, value $6,442,304,
$980,000 International Bank for Reconstruction and
Development, 2%, due 4/2/12, value $1,005,185 and
$700,000 International Finance Corp., 3%, due
4/22/14, value $743,069)	350,000,000	350,000,000
Goldman, Sachs & Co.
0.005%, dated 6/30/10, due 7/1/10 in the amount of

$77,000,011 (fully collateralized by $78,105,700 U.S.
Treasury Notes, 0.88%, due 5/31/11, value $78,540,062)	77,000,000	77,000,000
Morgan Stanley
0.005%, dated 6/30/10, due 7/1/10 in the amount of
$600,000,083 (fully collateralized by $1,492,887,700
U.S. Treasury Strips, due 5/15/26-5/15/40, value
$612,000,011)	600,000,000	600,000,000
RBS Securities, Inc.
0.20%-0.235%, dated 6/30/10, due 7/1/10 in the amount
of $175,001,021 (fully collateralized by $88,464,000
Corporate Bonds, 0%-5.45%, due 5/13/22-9/10/47, value
$51,500,897 and $125,160,000 U.S. Treasury Notes,
1.75%, due 3/31/14, value $127,504,387)	175,000,000	175,000,000
Total Repurchase Agreements
(cost $1,745,000,000)		1,745,000,000
Total Investments (cost $9,414,708,319)	100.0%	9,414,708,319
Cash and Receivables (Net)	.0%	2,356,644
Net Assets	100.0%	9,417,064,963

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $449,830,958 or 4.8% of net assets.

b	Variable rate security--interest rate subject to periodic change.
c

On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	9,414,708,319
Level 3 - Significant Unobservable Inputs	-
Total	9,414,708,319

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
June 30, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--12.4%	Principal Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 7/8/10	25,000,000	25,000,000
Fortis Bank (Yankee)
0.40%, 7/20/10	25,000,000	25,000,000
Mizuho Corporate Bank (Yankee)
0.39%, 7/30/10	25,000,000	25,000,000
Natixis (Yankee)
0.45%, 7/19/10	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $100,000,000)		100,000,000
Commercial Paper--14.9%
Deutsche Bank Financial LLC
0.35%, 7/6/10	25,000,000	24,998,785
ING (US) Funding LLC
0.31%, 7/21/10	25,000,000	24,995,695
Lloyds TSB Bank PLC
0.30%, 7/19/10	25,000,000	24,996,250
Skandinaviska Enskilda Banken AB
0.39%, 7/26/10	25,000,000 a	24,993,229
UBS Finance Delaware Inc.
0.03%, 7/1/10	20,000,000	20,000,000
Total Commercial Paper
(cost $119,983,959)		119,983,959
Time Deposit--3.1%
Citibank N.A. (Nassau)
0.10%, 7/1/10
(cost $25,000,000)	25,000,000	25,000,000
U.S. Government Agency--21.1%
Federal Home Loan Bank
0.00%, 7/1/10
(cost $170,000,000)	170,000,000	170,000,000

U.S. Treasury Bills--31.1%
U.S. Treasury Bills
0.20% - 0.22%, 9/9/10 - 9/23/10
(cost $249,885,083)	250,000,000	249,885,083
Repurchase Agreements--17.4%
Deutsche Bank Securities Inc.
0.03%, dated 6/30/10, due 7/1/10 in the amount of
$70,000,058 (fully collateralized by $720,000 Federal
Home Loan Bank, 0.79%, due 11/25/11, value $722,803
and $70,038,000 Federal Home Loan Mortgage Corp.,
0.75%-1.50%, due 1/7/11-3/28/13, value $70,677,448)	70,000,000	70,000,000
RBS Securities, Inc.
0.02%, dated 6/30/10, due 7/1/10 in the amount of
$70,000,039 (fully collateralized by $70,090,000 U.S.
Treasury Notes, 1.75%, due 3/31/14, value $71,402,864)	70,000,000	70,000,000
Total Repurchase Agreements
(cost $140,000,000)		140,000,000
Total Investments (cost $804,869,042)	100.0%	804,869,042
Cash and Receivables (Net)	.0%	341,258
Net Assets	100.0%	805,210,300

a

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, this security amounted to $24,993,229 or 3.1% of net assets.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	804,869,042
Level 3 - Significant Unobservable Inputs	-
Total	804,869,042

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

August 1, 2010, each Funds paid the Manager a monthly management fee at the annual rate of 0.10% of the value of each Fund's average daily net assets, and a monthly administration fee at the annual rate of 0.05% of the value of each Fund's average daily net assets pursuant to the Company's former Management Agreement and Administration Agreement, respectively. The Company's Administration Agreement was terminated and the New  Management Agreement consolidates investment advisory and administrative services.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	August 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)